Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	6 Months Ended
	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE	$ 82,121,233	$ 10,461,437	$ 81,934,259
COST OF REVENUE	(66,340,565)	(8,451,135)	(64,895,629)
Gross profit	15,780,668	2,010,302	17,038,630
OPERATING EXPENSES
Selling and marketing	(8,720,599)	(1,110,918)	(5,474,255)
General and administrative	(20,105,220)	(2,561,207)	(11,081,674)
Total expenses	(28,825,819)	(3,672,125)	(16,555,929)
INCOME (LOSS) FROM OPERATION	(13,045,151)	(1,661,823)	482,701
OTHER INCOME (EXPENSE)
Interest income	43,856	5,587	66,785
Interest expense	(445,562)	(56,760)	(682,011)
Other income	78,252	9,969	291,314
Other gain, net	3,213,799	409,406	892,516
Total other income, net	2,890,345	368,202	568,604
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	(10,154,806)	(1,293,621)	1,051,305
INCOME TAX (EXPENSE) INCOME	1,697,782	216,281	(222,794)
NET INCOME (LOSS)	(8,457,024)	(1,077,340)	828,511
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(597,455)	(76,110)	(536,880)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (9,054,479)	$ (1,153,450)	$ 291,631
Weighted average number of ordinary shares:
Weighted average number of ordinary shares, Basic (in Shares)	20,300,000	20,300,000	18,000,000
Weighted average number of ordinary shares, Diluted (in Shares)	20,300,000	20,300,000	18,000,000
EARNINGS (LOSS) PER SHARE:
Earnings (Loss) Per Share, Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.42)	$ (0.05)	$ 0.05
Earnings (Loss) Per Share, Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.42)	$ (0.05)	$ 0.05